Notes Payable	12 Months Ended
Dec. 31, 2021
Notes Payable
Notes Payable

(12) Notes Payable

The credit line amounting to RMB95,000 (US$14,908) granted by the Bank of Weifang was secured by a pledge of plant and land use rights. The credit line was used to purchase raw materials. The term of the credit line granted by the Bank of Weifang is from July 2021 to July 2026. As of December 31, 2021, the amount of credit line granted by the Bank of Weifang was all used.

As of December 31, 2021, Shandong Fuwei had banker’s acceptances opened with maturity from three to six months totaling RMB50,126 (US$7,866) for payment in connection with raw materials on a total deposit of RMB28,294 (US$4,440) at Bank of Weifang, respectively.

Notes payable consisted of the following:

Issuing bank	December 31, 2021		December 31, 2020
	RMB	US$	RMB
Bank of Weifang	50,126	7,866	15,000
	50,126	7,866	15,000